Income and Social Contribution Taxes - Summary of Changes in Balances of Deferred Taxes (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of income and social contribution taxes [abstract]
Initial balance	R$ 571,473	R$ 961,979	R$ 646,163
Deferred IRPJ and CSLL recognized in income for the year	296,459	242,246	234,244
Deferred IRPJ and CSLL recognized in income for the year from discontinued operation	31,138	110,821	(146,305)
Deferred IRPJ and CSLL recognized in other comprehensive income	(1,134)	(11,366)	210,034
Reclassification to assets held for sale		(728,986)
Others		(3,221)	17,843
Final balance	R$ 897,936	R$ 571,473	R$ 961,979